Revenue Recognition (Details) - Schedule of trading gains (losses) breakdown - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Trading Gains Losses Breakdown Abstract
CFD trading gains/(losses)	$ (7,476,190)	$ 4,374,807	$ 1,883,958
TRS trading gains/(losses)	(3,913,422)	10,523,974	13,157
Other trading losses	(78,357)	(1,519,635)	(63,240)
Total	(11,467,969)	13,379,146	1,833,875
Trading gains (losses)	$ (11,467,969)	$ 13,379,146	$ 1,833,875